Invesco Balanced-Risk Allocation Portfolio Investment Strategy - Invesco Balanced-Risk Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Portfolio’s subadviser, Invesco Advisers, Inc. (“Invesco” or “Subadviser”), will allocate across three asset classes, equities, fixed income and commodities. The Portfolio’s exposure to these three asset classes will be achieved primarily through investments in derivative instruments, including but not limited to futures and swap agreements. The Portfolio may invest in derivatives and other investments that create economic leverage, and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (“ETFs”) and commodity-linked notes. The Portfolio’s equity investments will primarily be through derivative investments that offer exposure to developed countries, but may also offer exposure to emerging market countries. The Portfolio’s fixed income investments will primarily be through derivative investments that offer exposure to issuers in developed countries that are rated investment grade or unrated but deemed to be investment grade quality by Invesco, while the Portfolio’s commodity markets exposure will primarily be to the precious metals, agriculture, energy and industrial metals sectors. The Portfolio is managed using two different processes. One is strategic asset allocation, which reflects the portfolio managers’ long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Portfolio’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which reflects the portfolio managers’ shorter-term views of the market. The strategic and tactical asset allocation processes are intended to adjust the portfolio risk in a variety of market conditions. The Portfolio will implement the portfolio managers’ investment decisions through the use of derivatives and other investments that create economic leverage. The portfolio managers use derivatives and other leveraged instruments to create and adjust the Portfolio’s exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Portfolio. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. The Portfolio may hold long and short positions in derivatives but seeks to maintain a net long position. The Portfolio may use quantitative models as part of the investment selection process. The Portfolio may allocate up to 25% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Subsidiary is advised by Invesco and has the same investment objective as the Portfolio. The Subsidiary may invest in futures, exchange-traded notes (“ETNs”), swap agreements, commodity-linked notes and ETFs. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary can also hold cash and cash equivalent instruments, including money market funds affiliated with Invesco, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Portfolio will normally maintain no less than 50% of its total assets (including assets held by the Subsidiary) in money market funds affiliated with Invesco, cash, and cash equivalent instruments. Some of the cash holdings will serve as margin or collateral for the Portfolio’s obligations under derivative transactions and also earn income for the Portfolio. The greater the Portfolio’s positions in derivatives, as opposed to positions held in non-derivative instruments, the more the Portfolio will be required to maintain in cash and cash equivalents as margin or collateral for such derivatives. A significant portion of the cash and cash equivalent assets of the Portfolio may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, Eurodollar obligations, bankers’ acceptances, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, and cash and cash equivalents with one year or less term to maturity. The Portfolio may invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. The derivatives in which the Portfolio may invest include but are not limited to futures contracts, swap agreements and commodity-linked notes. Futures contracts are standardized agreements between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other instruments. Commodity-linked notes are notes issued by a bank or other sponsor that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses the Portfolio earns from these notes as compared to the index. The Portfolio and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Relative to traditional balanced portfolios, the Portfolio will seek to provide greater capital loss protection during down markets. The Portfolio’s portfolio managers will seek to accomplish this through a three-step investment process involving (1) asset selection within the three asset classes, (2) portfolio construction and (3) active portfolio positioning. The first step of the investment process involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments (meaning the likelihood that the value of the investments will move in the same direction at the same time), and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Portfolio. The second step of the investment process involves portfolio construction. Proprietary estimates for risk and correlation seek to weight each asset class so that each contributes an equal amount to overall portfolio risk. The portfolio managers re-estimate the risk contributed by each investment and rebalance the portfolio on a month-to-month basis or when new investments are introduced to the Portfolio. In the third step of the investment process, the portfolio managers actively adjust portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The portfolio managers use a systematic approach to evaluate the attractiveness of the investments in the portfolio relative to the expected returns of Treasury bills. The approach focuses on three concepts: valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the portfolio managers will increase exposure to an investment by purchasing more relative to the strategic allocation. In a like manner, the portfolio managers will reduce exposure to an investment relative to the strategic allocation when the balance of these concepts is negative. The Portfolio’s equity exposure normally will be achieved through investments in derivatives that track equity indices from developed and/or emerging market countries. The Portfolio’s fixed income exposure normally will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by Invesco, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturities. The Portfolio’s commodity exposure will be achieved through investments in commodity futures and swaps, commodity related ETFs, ETNs and commodity-linked notes, some or all of which will be owned by the Subsidiary. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. Invesco strategically targets a long-term, annualized volatility of 8%, but can adjust short-term targets between 6% and 10% through the tactical allocation process. While Invesco attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility or remain within its target volatility range. The actual or realized volatility level for longer or shorter periods may be materially higher or lower than the annualized target level depending on market conditions, and therefore the Portfolio’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers. The Portfolio’s investment strategy seeks to provide total return with low to moderate correlation to traditional market indices, notwithstanding the expected short and intermediate term volatility in the net asset value of the Portfolio. The Portfolio will have the potential for greater gains, as well as the potential for greater losses, than if the Portfolio did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Portfolio’s exposure to an asset class and may cause the Portfolio’s net asset value to be more volatile than a fund that does not use leverage. For example, if Invesco gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Portfolio will be magnified; however, if the leveraged instrument decreases in value, the loss to the Portfolio will be magnified.